MATERIAL EVENT DURING THE PERIOD (Details) $ in Millions	Jun. 30, 2017 USD ($)
Material Event During Period
Amount of customary cash severance payments entitled to former Chief Executive Officer and Innovation Officer, now serving as advisors of the Company	$ 1.8